Property And Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Operating Leased Assets [Line Items]
Net carrying value of leased properties	$ 691		$ 709
Annual lease and rental income from operating lease	$ 42
Land | Taiwan
Operating Leased Assets [Line Items]
Total consideration		$ 58,931